Property and Equipment	12 Months Ended
Dec. 31, 2022
Property and Equipment Disclosure [Abstract]
Property and Equipment
14.	Property and Equipment:

(a)	The properties and equipment as of December 31, 2022 and 2021 are composed as follows:

	Useful Life		Average remaining depreciation		Gross balance		Accumulated Depreciation		Net balance
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Type of property and equipment:
Land and Buildings	25	26	18	19	316,968	311,279	(157,810)	(148,645)	159,158	162,634
Equipment	5	5	3	3	246,706	243,757	(203,136)	(191,334)	43,570	52,423
Others	7	7	4	4	58,890	56,582	(51,494)	(49,319)	7,396	7,263
Total					622,564	611,618	(412,440)	(389,298)	210,124	222,320

(b)	As of December 31, 2022 and 2021, this account and its changes are detailed as follows:

	December 2022
	Land and Buildings	Equipment	Others	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2022	311,279	243,757	56,582	611,618
Additions	6,041	9,823	2,842	18,706
Write-downs and sales of the year	(352)	(6,900)	(498)	(7,750)
Transfers	—	36	(36)	—
Impairment (***)	—	(10)	—	(10)
Total	316,968	246,706	58,890	622,564

Accumulated Depreciation
Balance as of January 1, 2022	(148,645)	(191,334)	(49,319)	(389,298)
Reclassification	—	—	—	—
Depreciation of the year (*) (**)	(9,228)	(18,650)	(2,701)	(30,579)
Write-downs and sales of the year	63	6,883	490	7,436
Transfers	—	(36)	36	—
Impairment (***)	—	1	—	1
Total	(157,810)	(203,136)	(51,494)	(412,440)

Balance as of December 31, 2022	159,158	43,570	7,396	210,124

	December 2021
	Land and Buildings	Equipment	Others	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2021	304,951	222,624	55,898	583,473
Additions	9,477	22,367	2,349	34,193
Write-downs and sales of the year	(3,132)	(1,232)	(1,628)	(5,992)
Impairment (***)	(17)	(2)	(37)	(56)
Total	311,279	243,757	56,582	611,618

Accumulated Depreciation
Balance as of January 1, 2021	(142,543)	(175,141)	(47,861)	(365,545)
Reclassification	—	—	16	16
Depreciation of the year (*) (**)	(8,895)	(17,409)	(3,107)	(29,411)
Write-downs and sales of the year	2,793	1,216	1,620	5,629
Impairment (***)	—	—	13	13
Total	(148,645)	(191,334)	(49,319)	(389,298)
Balance as of December 31, 2021	162,634	52,423	7,263	222,320

(*)	See Note No. 37 about Depreciation and Amortization.

(**)	It does not include depreciation for the year for Investment Properties, which was recorded under the item “Other Assets” for an amount of Ch$357 million (Ch$357 million in 2021).

(***)	See Note No. 38 Impairment of non-financial assets.